Redeemable Noncontrolling Interests	12 Months Ended
Mar. 31, 2012
Redeemable Noncontrolling Interests

18. Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning Balance	¥25,396	¥28,095	¥33,902	$412
Contribution to subsidiary	0	10,219	0	0
Adjustment of redeemable noncontrolling interests to redemption value	(139)	(73)	1,188	14
Transaction with noncontrolling interests	1,962	1,063	1,213	15
Comprehensive income (loss)
Net Income	2,476	2,959	2,724	33
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(1,600)	(2,353)	(315)	(4)
Total other comprehensive income (loss)	(1,600)	(2,353)	(315)	(4)
Comprehensive income (loss)	876	606	2,409	29
Cash dividends	0	(6,008)	(1,079)	(12)

Ending Balance	¥28,095	¥33,902	¥37,633	$458